SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective prospectus of each of the listed funds:


Scudder 21st Century Growth Fund                  Scudder International Select Equity Fund

Scudder Aggressive Growth Fund                    Scudder Large Cap Value Fund

Scudder Blue Chip Fund                            Scudder Large Company Growth Fund

Scudder Capital Growth Fund                       Scudder Large Company Value Fund

Scudder-Dreman High Return Equity Fund            Scudder Lifecycle Long Range Fund

Scudder-Dreman Small Cap Value Fund               Scudder Managed Municipal Bond Fund

Scudder Dynamic Growth Fund                       Scudder Micro Cap Fund

Scudder EAFE Equity Index Fund                    Scudder Mid Cap Fund

Scudder Equity 500 Index Fund                     Scudder Municipal Bond Fund

Scudder Fixed Income Fund                         Scudder New Europe Fund

Scudder Flag Investors Communications Fund        Scudder PreservationPlus Fund

Scudder Flag Investors Equity Partners Fund       Scudder RREEF Real Estate Securities Fund

Scudder Flag Investors Value Builder Fund         Scudder Short Duration Fund

Scudder Growth and Income Fund                    Scudder Short-Term Municipal Bond Fund

Scudder Growth Fund                               Scudder Strategic Income Fund

Scudder Health Care Fund                          Scudder Tax Advantaged Dividend Fund

Scudder High Income Fund                          Scudder Technology Fund

Scudder High Income Plus Fund                     Scudder Technology Innovation Fund

Scudder High Yield Tax-Free Fund                  Scudder Total Return Fund

Scudder Income Fund                               Scudder Total Return Bond Fund

Scudder International Equity Fund                 Scudder US Bond Index Fund

Scudder International Fund                        Scudder US Government Securities Fund


For Scudder Dynamic Growth Fund, Scudder Large Company Value Fund and Scudder Technology Innovation Fund only:

Deutsche Investment Management Americas Inc., the advisor of the above-noted funds (the "Advisor"), is proposing the following fund mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds:
Scudder Technology Innovation Fund, Scudder Large Company Value Fund and Scudder Dynamic Growth Fund (the "Acquired Funds") into Scudder Technology Fund, Scudder Large Cap Value Fund and Scudder Mid Cap Fund (the "Acquiring Funds"), respectively. Completion of each merger is subject to a number of conditions, including final approval by each participating Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held within approximately the next four months. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger, and (ii) a Prospectus for the applicable Acquiring Fund.



July, 23 2004
SMF-3639
PSMEGA-2B-074

For Scudder International Equity Fund, Institutional -- Class I, Class II only:

The Board of Scudder International Equity Fund has approved a consolidation of Institutional -- Class I and Class II. Class II will consolidate into Class I, which will be renamed Institutional Class. This share class consolidation will not be a taxable event for shareholders. The consolidation will take place on or about August 13, 2004.

The following replaces the first sentence in the "Investment minimums" sub-section of the "Buying and Selling Institutional Class Shares" section:

As of August 13, 2004, your initial investment must be for at least $1,000,000.


For Class I shareholders of the following funds only:

Scudder Capital Growth Fund

Scudder High Income Fund

Scudder Technology Fund

The Boards of the above listed funds have approved a consolidation, on or about August 13, 2004, of the Class I shares of each fund into the Institutional Class of each fund.

Please refer to "Eligibility Requirements for Purchasing Institutional Class Shares" later in this prospectus supplement, since the eligibility requirements for purchasing Institutional Class shares are different from those for purchasing Class I shares.


For Premier Class shareholders of the following funds only:

Scudder EAFE Equity Index Fund            Scudder Lifecycle Long Range Fund

Scudder Equity 500 Index Fund             Scudder US Bond Index Fund

On or about August 13, 2004, Premier Class will be renamed Institutional Class.

The following sentence replaces the first and second sentences in the "Investment minimums" sub-section of the "Buying and Selling Premier Class Shares" section:

Your initial investment must be for at least $1,000,000. Shareholders as of August 13, 2004 do not need to meet the minimum initial investment requirement.

Please refer to "Eligibility Requirements for Purchasing Institutional Class Shares" later in this prospectus supplement, as the eligibility requirements for purchasing Institutional Class shares are different from those for purchasing Premier Class shares.


For Class I shareholders of the following funds only:

Scudder 21st Century Growth Fund          Scudder International Fund

Scudder Aggressive Growth Fund            Scudder Large Cap Value Fund

Scudder Blue Chip Fund                    Scudder Large Company Growth Fund

Scudder Dynamic Growth Fund               Scudder Large Company Value Fund

Scudder Growth Fund                       Scudder Strategic Income Fund

Scudder Health Care Fund                  Scudder Total Return Fund

Scudder Income Fund                       Scudder US Government Securities Fund


On or about August 13, 2004, Class I will be renamed Institutional Class. Your initial investment must be for at least $1,000,000. Shareholders as of August 13, 2004 do not need to meet the new minimum initial investment requirement.

Please refer to "Eligibility Requirements for Purchasing Institutional Class Shares" later in this prospectus supplement, since the eligibility requirements for purchasing Institutional Class shares are different from those for purchasing Class I shares.

For Institutional Class Shares of the following funds only:


Scudder Capital Growth Fund                             Scudder International Select Equity Fund

Scudder-Dreman High Return Equity Fund                  Scudder Managed Municipal Bond Fund

Scudder-Dreman Small Cap Value Fund                     Scudder Micro Cap Fund

Scudder Fixed Income Fund                               Scudder Mid Cap Fund

Scudder Flag Investors Communications Fund              Scudder Municipal Bond Fund

Scudder Flag Investors Equity Partners Fund             Scudder New Europe Fund

Scudder Flag Investors Value Builder Fund               Scudder RREEF Real Estate Securities Fund

Scudder Growth and Income Fund                          Scudder Short Duration Fund

Scudder High Income Fund                                Scudder Short-Term Municipal Bond Fund

Scudder High Income Plus Fund                           Scudder Tax Advantaged Dividend Fund

Scudder High Yield Tax-Free Fund                        Scudder Technology Fund

Scudder International Equity Fund                       Scudder Total Return Bond Fund

On or about August 13, 2004 the following replaces the first sentence in the "Investment minimums" sub-section of the "Buying and Selling Institutional Class Shares" section:


Your initial investment must be for at least $1,000,000. Shareholders as of August 13, 2004 do not need to meet the minimum initial investment requirement.

For Scudder PreservationPlus Fund -- Institutional Class only:

On or about August 13, 2004, the following section supplements the "Buying and Selling Institutional Class Shares" section:


Investment minimums

Your initial investment must be at least $1,000,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder funds purchasing shares for the accounts of their investment advisory clients.

o    Employee benefit plans with assets of at least $50 million.

o    Clients of the private banking division of Deutsche Bank AG.

o A current or former Director or Trustee of the Deutsche or Scudder mutual funds.

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the fund.

The fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Eligibility Requirements for Purchasing Institutional Class Shares

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o    An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o    A client of the private banking division of Deutsche Bank AG.

o A current or former Director or Trustee of the Deutsche or Scudder mutual funds.

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.